Annual Operating Expenses {- Fidelity Low-Priced Stock K6 Fund} - 07.31 Fidelity Low-Priced Stock K6 Fund PRO-10 - Fidelity Low-Priced Stock K6 Fund - Fidelity Low-Priced Stock K6 Fund	Sep. 29, 2022
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%